Investment Strategy - Defiance Photonics ETF	Sep. 03, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that identifies companies listed on recognized global exchanges that derive significant revenue from the ecosystem of Co-Packaged Optics (“CPO”) and its enabling technologies, with a particular focus on External Light Source (“ELS”) architecture and the critical components that support it, as classified by BITA GmbH (the “Index Provider”). CPO is a photonics-based technology that integrates optical and electronic components within a common package to facilitate high-speed data transmission. “Photonics” generally refers to technologies involving the generation, control, transmission, or detection of light.

Index Overview:

The Index’s initial universe consists of publicly listed equity securities for which sufficient relevant information is available from public sources. The initial universe is screened using the following criteria, which are based on each company’s financial information for the most recent quarter:

A.	Thematic Exposure: To be eligible for inclusion, a company must demonstrate significant thematic exposure to the CPO and External Light Source Industry, as defined by active involvement in the industries or themes discussed below.

The Index Provider approaches the construction and research of Themes through the mapping of business activities into a set of granular “Sub-Themes” designed to facilitate the construction of heavily focused index and data products.

To satisfy thematic exposure, companies must derive at least 30% of their total revenue from at least one of the industries or themes or demonstrate meaningful involvement in any of the themes identified below. The Index Provider may also assess thematic exposure based on revenue exposure, disclosed investments, research and development activity, strategic partnerships, government contracts, or other publicly available indicators of thematic relevance.

●	Lasers: Companies that manufacture high-power diode lasers, fiber lasers, and excimer lasers used in semiconductor lithography, wafer dicing, and TSV drilling for memory stacking, enabling precision patterning and via formation at sub-micron scales for artificial intelligence (“AI”) accelerator fabrication.

●	Materials and Circuits: Companies that produce advanced substrates (silicon interposers, organic build-up films), dielectrics (low-k materials, photoimageable polymers), and conductive materials (copper, solder micro-bumps) for high-density interconnects, enabling fine-pitch routing and signal integrity in high bandwidth memory (“HBM”) and 3D-stacked memory for AI systems.

●	Assembly and Testing: Companies that provide die sorting, pick-and-place, thermocompression bonding, underfill dispensing, and automated optical inspection for memory stacks, along with wafer-level burn-in, known-good-die validation, and system-level test for HBM, Double Data Rate 5 SDRAM (“DDR5”), and NOT AND (“NAND”) stacks used in AI accelerators.

●	Networking and AI Drivers: Companies that design Ethernet Physical Layers (“PHYs”), retimers, Peripheral Component Interconnect Express (“PCIe”) switches, and optical transceiver modules for Graphics Processing Unit (“GPU”)-to-GPU and memory-fabric communication, along with smart Network Interface Cards (“NICs”) and Data Processing Units (“DPUs”) that offload memory management and data movement in large-scale AI clusters.

●	Contract Manufacturing: Companies that offer turnkey assembly of memory modules, HBM stacks, and AI accelerator boards including substrate fabrication, Surface-Mount Technology (“SMT”) assembly, underfill, encapsulation, and final test, providing scalable manufacturing capacity for memory suppliers and AI hardware vendors.

B.	Market Capitalization: Companies must have a market capitalization of at least $100 million.

C.	Minimum Free Float Percentage Requirement: Companies must have a free-float percentage of at least 10% (i.e., at least 10% of outstanding shares must be publicly available for trading and not held by insiders or controlling shareholders).

D.	Minimum Liquidity Requirement: Companies whose securities’ 3-Month Average Daily Traded Value (i.e., the product of the closing price of that stock and the number of shares traded on the exchange that business day over a specified period divided by the number of trading days over that specified period) is below $150 thousand are excluded from the Index.

E.	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on a recognized global exchange.

F.	Ordinary Shares and American Depository Receipts: The Index includes only ordinary shares and American Depositary Receipts (“ADRs”). Ordinary shares represent ownership in a company and typically give shareholders the right to vote and receive dividends.

Companies that meet the foregoing screens are included in the Index.

The Index is reconstituted and rebalanced quarterly on the second Friday of January, April, July, and October after the close of business (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments takes place ten days prior to the rebalancing/reconstitution month. On each determination day, Index constituents are equally weighted. To avoid undue concentration, the initial weights of all Index constituents are subject to the following capping constraints: (i) the weight of each issuer cannot exceed 25% of the total Index weight; (ii) the cumulative weight of all constituents with a weight above 5% cannot exceed 45% of the total Index weight; (iii) excess weights are redistributed proportionally among uncapped securities; and (iv) a floor of 0.01% is applied to all securities.

To the extent the Index is concentrated in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries. It is expected that the Index will be concentrated in one or more of the industries that comprise the photonics sector.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund’s investment adviser, Tidal Investments LLC (the “Adviser”).

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities and financial instruments that provide economic exposure to component securities that make up the Index.

The Fund attempts to invest all, or substantially all, of its assets in, or obtain indirect economic exposure to, the component securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest (directly or indirectly) in all of the component securities of the Index.

The Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

The Fund may invest in securities or other investments not included in the Index where the Adviser determines such investments are appropriate. Additionally, the Fund may attempt to replicate the index “synthetically” through the use of derivatives, including options and total return swaps.  In addition to supporting the Fund’s efforts to track the Index, these investments may be made when the Adviser believes they will enhance performance or otherwise benefit the Fund. For example, the Fund may invest in non-Index securities in connection with corporate actions or changes to the Index (including reconstitutions, additions, and deletions), as well as for liquidity, cash management, or other portfolio management purposes.

As noted above, the Fund may utilize listed options to obtain synthetic exposure to portfolio securities. The Fund primarily employs short-dated (generally one month or less), in-the-money call options to replicate the performance of underlying equity securities. The Fund may also utilize other option strategies designed to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices.

The Fund will invest in listed equity securities, which may include common stocks, business trust shares, and other equity investments or ownership interests in business enterprises.

The Fund may invest in ADRs to the extent such securities are included in the Index. The Fund may also invest in cash, cash equivalents, or short-term instruments, including money market funds, to manage liquidity, collateralize positions, or temporarily hold assets pending investment.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities and financial instruments that provide economic exposure to component securities that make up the Index.